Reinsurance	12 Months Ended
Dec. 31, 2012
Insurance [Abstract]
Reinsurance
Reinsurance

The Company has reinsurance treaties covering a portion of the mortality risks and guaranteed death and living benefits under its life insurance and annuity contracts. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

The Company reinsures its business through a diversified group of well capitalized, highly rated reinsurers. The Company monitors trends in arbitration and any litigation outcomes with its reinsurers. Collectability of reinsurance balances are evaluated by monitoring ratings and evaluating the financial strength of its reinsurers. Large reinsurance recoverable balances with offshore or other non-accredited reinsurers are secured through various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit.

As of December 31, 2012, the Company had $7.4 billion of net unaffiliated reinsurance recoverables, of which $2.7 billion, or 36.5%, were due from the Company’s largest unaffiliated reinsurer, Hannover Re. As of December 31, 2011, the Company had $7.7 billion of net unaffiliated reinsurance recoverables, of which $2.8 billion, or 36.4%, were due from Hannover Re. Of the total amounts due from Hannover Re, $2.3 billion and $2.4 billion were fully secured as of December 31, 2012 and 2011, respectively.

Information regarding the effect of reinsurance is as follows as of December 31, 2012 and 2011:

	2012
	Direct	Assumed	Ceded	Total, Net of Reinsurance
Assets
Premiums receivable	$96.9	$384.7	$(411.4)	$70.2
Reinsurance recoverable	—	—	7,379.3	7,379.3
Total	$96.9	$384.7	$6,967.9	$7,449.5

Liabilities
Future policy benefits and contract owner account balances	$82,185.3	$3,870.4	$(7,379.3)	$78,676.4
Liability for funds withheld under reinsurance agreements	1,236.6	—	—	1,236.6
Total	$83,421.9	$3,870.4	$(7,379.3)	$79,913.0

	2011
	Direct	Assumed	Ceded	Total, Net of Reinsurance
Assets
Premiums receivable	$90.7	$391.5	$(398.0)	$84.2
Reinsurance recoverable	—	—	7,723.4	7,723.4
Total	$90.7	$391.5	$7,325.4	$7,807.6

Liabilities
Future policy benefits and contract owner account balances	$84,265.7	$4,092.7	$(7,723.4)	$80,635.0
Liability for funds withheld under reinsurance agreements	1,307.6	—	—	1,307.6
Total	$85,573.3	$4,092.7	$(7,723.4)	$81,942.6

Information regarding the effect of reinsurance is as follows for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Premiums:
Direct premiums	$2,084.0	$1,999.2	$1,953.9
Reinsurance assumed	1,303.6	1,329.2	1,526.3
Reinsurance ceded	(1,526.5)	(1,558.4)	(1,772.7)
Net premiums	$1,861.1	$1,770.0	$1,707.5

Universal life and investment-type product policy fees:
Direct universal life and investment-type product policy fees	$3,361.9	$3,510.5	$3,444.8
Reinsurance ceded	(5.3)	(6.0)	(6.1)
Net universal life and investment-type product policy fees	$3,356.6	$3,504.5	$3,438.7

Interest credited and other benefits to contract owners / policyholders:
Direct interest credited and other benefits to contract owners / policyholders	$5,205.5	$6,179.9	$5,513.4
Reinsurance assumed	1,153.4	1,333.2	780.1
Reinsurance ceded	(1,497.3)	(1,771.1)	(1,266.2)
Interest credited and other benefits to contract owners / policyholders	$4,861.6	$5,742.0	$5,027.3

Effective October 1, 1998, the Company disposed of a block of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln National Corporation (“Lincoln”) for $1.0 billion. Under the agreement, Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners. The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction. Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.1 billion and $2.2 billion at December 31, 2012 and 2011, respectively, is related to the reinsurance recoverable from the subsidiary of Lincoln under this reinsurance agreement.

Effective January 1, 2009, the Company executed a Master Asset Purchase Agreement (the “MPA”) with respect to its individual reinsurance business with Scottish Re Group Limited, Scottish Holdings, Inc., Scottish Re (U.S.), Inc., Scottish Re Life (Bermuda) Limited and Scottish Re (Dublin) Limited (collectively, “Scottish Re”) and Hannover Re. Pursuant to the MPA, the Company recaptured business then-reinsured to Scottish Re, and immediately ceded 100% of such business to Hannover Re on a modified coinsurance, funds withheld, and coinsurance basis, which resulted in no gain or loss. The Company will remain obligated to maintain collateral for certain reserve requirements of the business transferred from the Company to Hannover Re for the duration of such reserve requirements or until the underlying reinsurance contracts are novated to Hannover Re or Hannover Re puts into place its own collateral for such reserve requirements. Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.7 billion and $2.8 billion as of December 31, 2012 and 2011, respectively, is related to the reinsurance recoverable from Hannover Re under this reinsurance agreement.

Effective January 1, 2010, the Company disposed of several blocks of its reinsurance business under coinsurance agreements (the "Reinsurance Agreements") with various subsidiaries of Reinsurance Group of America Incorporated (collectively, "RGA") (the "RGA Transaction”). Pursuant to the RGA Transaction, RGA paid a ceding commission of $129.8 and undertook to novate the underlying reinsurance agreements. Under the terms of the Reinsurance Agreements, the Company ceded to RGA 100% of the liabilities related to various blocks of business, including Group Life, Accident and Special Risk, Medical, Managed Care, and Long-term Disability contracts. Of the Reinsurance recoverable on the Consolidated Balance Sheets, $6.7 and $11.1 as of December 31, 2012 and 2011, respectively, are related to the reinsurance recoverable from RGA under this reinsurance agreement.